As filed with the Securities and Exchange Commission on May 2, 2005
                                     Investment Company Act file number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2005

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

Dear Shareholder:


We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund (the "Fund") for the period September 1, 2004 through February 28, 2005.


The Fund had net assets of $144,812,161 and 1,864 active shareholders.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff
Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
          Class A Shares                      9/1/04                 2/28/05        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.30                     $4.87
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000.00              $1,019.93                     $4.91
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
          Class B Shares              Beginning Account Value  Ending Account Value
                                              9/1/04                 2/28/05        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,004.70                     $3.43
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.37                     $3.46
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.98% and 0.69% for the Class A and Class B Shares, respectively, multiplied by the average account value over the period (September 1, 2004 through February 28, 2005), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Put Bond (b) (1.73%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Plaquemines, LA Port, Harbor & Terminal District
              (International Marine Terminal Project) - Series 1984A (c)
              LOC KBC Bank                                                        03/15/05  1.08%   $  2,500,000
-----------                                                                                         ------------
  2,500,000   Total Put Bond                                                                           2,500,000
-----------                                                                                         ------------
Revenue Bond (1.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,520,000   Orange County, FL IDA (Orlando Hawaian Motel Company) (c)
              LOC US Bank N.A.                                                    04/01/05  1.75%   $  1,520,000
-----------                                                                                         ------------
  1,520,000   Total Revenue Bond                                                                       1,520,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (15.12%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,500,000   Jacksonville, FL Electric Authority (Electric System)
              - Series A                                                          03/03/05  1.85%   $  5,500,000  VMIG-1      A1+
  7,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                                 04/05/05  1.85       7,000,000    P1        A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan Program)
              LOC SunTrust Bank                                                   05/18/05  2.05       3,200,000  VMIG-1      A1+
    500,000   Sarasota County, FL Public Hospital District HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Wachovia Bank & Trust Company, N.A.                             04/11/05  2.00         500,000  VMIG-1      A1+
    500,000   Sunshine State Government Finance Commission RB - Series A          04/11/05  2.00         500,000    P1
  1,200,000   Sunshine State Government Finance Commission RN - Series G          04/06/05  1.83       1,200,000              A1
  2,500,000   Sunshine State Government Finance Commission RB - Series H          04/06/05  1.99       2,500,000              A1
  1,500,000   Sunshine State Government Finance Commission RN - Series F          07/14/05  2.06       1,500,000    P1        A1+
-----------                                                                                         ------------
 21,900,000   Total Tax Exempt Commercial Paper                                                       21,900,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (10.62%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Brevard County, FL School Board RAN - Series 2004                   04/29/05  1.15%   $  3,004,073   MIG-1
  2,310,000   Clark County, OH BAN (North Ridge Water) (c)                        06/24/05  1.90       2,311,565
  2,500,000   School District of Brevard County, FL TAN - Series 2004             06/30/05  1.63       2,511,247   MIG-1
  2,500,000   School District of Palm Beach County, FL TAN - Series 2004          09/28/05  1.70       2,518,462   MIG-1    SP-1+
  3,000,000   State of Texas TRAN                                                 08/31/05  1.60       3,020,712   MIG-1    SP-1+
  2,000,000   Wyandotte County, Kansas City, KS Municipal Temporary Notes
              - Series 2004 VIII                                                  11/01/05  1.95       2,010,466
-----------                                                                                         ------------
 15,310,000   Total Tax Exempt General Obligation Notes & Bonds                                       15,376,525
-----------                                                                                         ------------

--------------------------------------------------------------------------------
     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----        ------    -------  --------
Variable Rate Demand Instruments (d) (73.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL HFA RB Continuing Care Retirement Community
              (Oak Hammock University Project) - Series 2002A
              LOC BNP Paribas                                                     10/01/32  1.80%   $  1,000,000  VMIG-1
  1,000,000   Alachua County, FL IDRB (Florida Rock Industries, Inc. Project)
              LOC Bank of America                                                 11/01/22  1.92       1,000,000              A1+
  2,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC SunTrust Bank                                                   04/01/09  1.80       2,000,000  VMIG-1
  5,000,000   City Of Lakeland, FL Energy System RB - Series 2001A                10/01/35  1.86       5,000,000  VMIG-1      A1+
    700,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                              01/01/24  1.98         700,000  VMIG-1
  3,000,000   Collier County, FL  IDA Health Facilities RB
              (NCH Healthcare Systems, Inc.) - Series C-2002
              LOC Fifth Third Bank                                                11/01/22  1.86       3,000,000              A1+
  6,500,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                     10/05/22  1.84       6,500,000  VMIG-1      A1+
    965,000   Dade County, FL Special Obligations
              (Floating/Fixed Capital Asset Acquisition)
              LOC Bank of America                                                 10/01/10  1.92         965,000  VMIG-1      A1+
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association                 12/01/29  1.86         900,000  VMIG-1
    900,000   Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association             10/15/32  1.87         900,000              A1+
  1,125,000   Florida HFA MHRB - 1995 Series L (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association             12/01/25  1.86       1,125,000  VMIG-1
  1,900,000   Florida HFA MHRB (Huntington) - Series GGG
              Guaranteed by Federal Home Loan Mortgage Corporation                12/01/13  1.87       1,900,000              A1+
  6,200,000   Florida HFA MHRB (Town of Colony) - Series EE
              LOC Credit Suisse First Boston                                      09/01/08  1.91       6,200,000              A1+
  1,745,000   Florida HFA P-Floats - Series PT-88                                 01/01/15  1.94       1,745,000              A1+
  3,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation                07/01/31  1.87       3,375,000              A1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series H
              LOC Amsouth Bank, N.A.                                              06/15/36  1.90       2,760,000  VMIG-1

--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,045,000   Florida HFC RB (Stuart Apartments Project) - Series B-3
              LOC SunTrust Bank                                                   04/01/34  1.89%   $  2,045,000              A1+
  2,130,000   Florida Ocean Highway and Port Authority RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                                 12/01/20  1.92       2,130,000  VMIG-1      A1+
  3,875,000   Florida State Board of Education - Series 2004                      06/01/08  1.89       3,875,000              A1+
  3,097,500   Florida State Department of Transportation - Series 2004 - 898      07/01/11  1.90       3,097,500  VMIG-1
  1,725,000   Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (c)
              LOC Amsouth Bank, N.A.                                              05/01/18  1.92       1,725,000
  3,200,000   Greater Orlando Aviation Authority - Series E
              Insured by FSA                                                      10/01/21  1.87       3,200,000  VMIG-1      A1+
     85,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                     12/01/15  1.86          85,000  VMIG-1      A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                     12/01/15  1.86         435,000  VMIG-1      A1+
  2,100,000   Jacksonville, FL EDC (Special Facilities) - Series B (c)
              LOC Melon Bank N.A.                                                 05/01/35  1.95       2,100,000
  3,700,000   Jacksonville, FL Electric Authority RB (District Energy System)
              LOC State Street Bank & Company                                     10/01/34  1.82       3,700,000  VMIG-1
    574,835   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                    04/01/09  2.06         574,835              A1+
  5,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                     10/01/12  1.98       5,000,000  VMIG-1
  2,600,000   Manatee County, FL HFA MHRB
              (Hampton Court Project) - Series 1989A
              LOC Wachovia Bank & Trust Co., N.A.                                 06/01/07  1.86       2,600,000              A1
  3,000,000   Marion County, FL IDA RB (c)
              LOC SunTrust Bank                                                   02/01/25  2.05       3,000,000
  1,250,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                   11/01/15  2.07       1,250,000
  1,500,000   Marion County, FL IDA MHRB (Chambrel Project)
              Guaranteed by Federal National Mortgage Association                 11/15/32  1.87       1,500,000              A1
  4,800,000   Miami-Dade County, FL IDA
              (Professional Modification Service Project)
              LOC HSBC Bank US                                                    08/01/18  1.91       4,800,000              A1

--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                          Maturity               Value             Standard
   Amount                                                                           Date   Yield       (Note 1)   Moody's  & Poor's
   ------                                                                           ----   -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,090,000   Miami-Dade County, FL ROCs II-R Series 4047 Water & Sewer RB
              Insured by MBIA Insurance Corp.                                     10/01/13  1.89%   $  5,090,000              A1+
  1,600,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                                 12/01/20  1.92       1,600,000  VMIG-1      A1+
  3,000,000   Orlando, FL Utilities Commission Water & Electric RB
              - Series 2002B                                                      10/01/22  1.86       3,000,000  VMIG-1      A1+
  1,900,000   Palm Beach County, FL (Raymond F. Kravis Center Project)
              LOC Northern Trust Bank                                             07/01/32  1.80       1,900,000  VMIG-1
  2,000,000   Pinellas County, FL HFA (St. Mark's Village Project)
              LOC Bank Of America                                                 03/01/17  1.87       2,000,000              A1+
  5,000,000   Port Orange, FL (Palmer College Project) RB - Series 2002
              LOC LaSalle National Bank                                           10/01/32  1.87       5,000,000              A1+
  2,500,000   Puerto Rico Commonwealth Infrastructure Financing Authority         04/01/27  1.87       2,500,000              A1+
  1,000,000   State of Florida
              Insured by FGIC                                                     07/01/16  1.89       1,000,000              A1+
  1,430,000   Sunshine State Government Finance Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                    07/01/16  1.89       1,430,000  VMIG-1
  2,200,000   Tallahassee, FL Industrial Development RB
              (Rose Printing Co. Inc. Project) (c)
              LOC Branch Bank & Trust                                             10/01/15  2.00       2,200,000
-----------                                                                                         ------------
105,907,335   Total Variable Rate Demand Instruments                                                 105,907,335
-----------                                                                                         ------------
              Total Investments (101.65%) (cost $147,203,860+)                                       147,203,860
              Cash and other assets, net of liabilities (-1.65%)                                      (2,391,699)
                                                                                                    ------------
              Net Assets (100%)                                                                     $144,812,161
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 91,671,476 shares outstanding (Note 3)                                $       1.00
                                                                                                    ============
              Class B Shares, 53,140,931 shares outstanding (Note 3)                                $       1.00
                                                                                                    ============

              +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:



(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation Note                        LOC        =    Letter of Credit
     EDC      =   Economic Development Corporation              MHRB       =    Multi-Family Housing Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company          PCRB       =    Pollution Control Revenue Bond
     FSA      =   Financial Security Assurance                  RAN        =    Revenue Anticipation Note
     HEFA     =   Health and Education Facilities Authority     RB         =    Revenue Bond
     HFA      =   Housing Finance Authority                     RN         =    Revenue Notes
     HFC      =   Housing Finance Commission                    ROC        =    Reset Option Certificates
     HRB      =   Hospital Revenue Bond                         TAN        =    Tax Anticipation Note
     IDA      =   Industrial Development Authority              TRAN       =    Tax & Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================



------------------------- ---------------------------- -------------------------
         States                    Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Florida                     $      131,586,283                      89.39%
Kansas                               2,010,466                       1.37
Kentucky                             2,000,000                       1.36
Louisiana                            2,500,000                       1.70
Ohio                                 2,311,565                       1.57
Puerto Rico                          2,500,000                       1.70
Tennessee                              700,000                       0.47
Texas                                3,020,711                       2.05
Other Territories                      574,835                       0.39
------------------------- ---------------------------- -------------------------

Total                       $      147,203,860                     100.00%
------------------------- ---------------------------- -------------------------

--------------------------------------------------------------------------------



















--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
  Interest......................................................................      $         1,047,385
                                                                                      -------------------
Expenses: (Note 2)
    Investment management fee...................................................                  253,955
    Administration fee..........................................................                  133,326
    Shareholder servicing fee (Class A).........................................                   89,243
    Custodian expenses..........................................................                    4,049
    Shareholder servicing and related shareholder expenses+.....................                   52,459
    Legal, compliance and filing fees...........................................                   55,007
    Audit and accounting........................................................                   48,098
    Trustees' fees and expenses.................................................                    5,674
    Other.......................................................................                    3,586
                                                                                      -------------------
       Total expenses...........................................................                  645,397
       Less: Expenses paid indirectly...........................................                   (2,221)
              Fees waived ......................................................                 (101,582)
                                                                                      -------------------
       Net expenses.............................................................                  541,594
                                                                                      -------------------
Net investment income...........................................................                  505,791

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                   -0-
                                                                                      -------------------
Increase in net assets from operations..........................................      $           505,791
                                                                                      ===================


+    Includes class specific transfer agency expenses of $30,343 and $12,506 for Class A and
     Class B shares, respectively.


--------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 28, 2005               Ended
                                                                           (Unaudited)             August 31, 2004
                                                                       ------------------         ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................       $          505,791         $        256,663

     Net realized gain (loss) on investments....................                   -0-                      -0-
                                                                       ------------------         ----------------

Increase in net assets from operations..........................                  505,791                  256,663

Dividends to shareholders from net investment income*:

     Class A....................................................                 (240,216)                 (68,580)

     Class B....................................................                 (265,575)                (188,083)

Transactions in shares of beneficial interest (Note 3):

     Class A....................................................               27,905,509                4,771,896

     Class B....................................................                4,061,071               (8,233,448)
                                                                       ------------------         ----------------

         Total increase (decrease)..............................               31,966,580               (3,461,552)



Net assets:
     Beginning of period........................................              112,845,581              116,307,133
                                                                       ------------------         ----------------
     End of period..............................................       $      144,812,161         $    112,845,581
                                                                       ==================         ================

Undistributed net investment income.............................       $           -0-             $        -0-
                                                                       ==================         ================

*    Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL  STATEMENTS
(UNAUDITED)
================================================================================

1.  Summary of  Accounting  Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2.  Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended February 28, 2005 the Manager and Distributor voluntarily waived the following fees:

Administration fees....................................         $ 101,582
The Manager and Distributor have no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Trustees who are unaffiliated with the Manager will receive from the Fund a fee of $300 for each Board of Trustees meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $32,275 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the period ended February 28, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses.....................................         $   2,037
Shareholder servicing and related shareholder expenses.               184
                                                                ---------
   Total...............................................         $   2,221
                                                                =========

3.  Transactions  in Shares of  Beneficial  Interest

At February 28, 2005, an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:


                                                        Six Months Ended
                                                        February 28, 2005                     Year Ended
     Class A                                               (Unaudited)                      August 31, 2004
     -------                                            -----------------                   -----------------
     Sold............................................         177,368,745                         254,197,969
     Issued on reinvestment of dividends.............             227,223                              63,818
     Redeemed........................................        (149,690,459)                       (249,489,891)
                                                        -----------------                   -----------------
     Net increase....................................          27,905,509                           4,771,896
                                                        =================                   =================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

3. Transactions in Shares of Beneficial Interest (continued)

                                                        Six Months Ended
                                                        February 28, 2005                      Year Ended
     Class B                                               (Unaudited)                      August 31, 2004
     -------                                            -----------------                   -----------------
     Sold............................................          96,474,185                         190,912,621
     Issued on reinvestment of dividends.............              49,577                              30,018
     Redeemed........................................         (92,462,691)                       (199,176,087)
                                                        -----------------                   -----------------
     Net (decrease) increase.........................           4,061,071                          (8,233,448)
                                                        =================                   =================

As of February 28, 2005, the breakdown of net assets by share class were as follows:

Class A..............................................   $      91,671,320
Class B..............................................          53,140,841
                                                        -----------------
Total................................................   $     144,812,161
                                                        =================

4. Liabilities
At February 28, 2005, the Fund had the following liabilities:

Fees payable to Affiliates*..........................   $          58,444
Due to custodian.....................................           6,233,253
Dividends payable....................................              43,631
Accrued other payables...............................              27,043
                                                        -----------------
   Total liabilities.................................   $       6,362,371
                                                        =================

* Includes  fees  payable to Reich & Tang Asset  Management,  LLC,  Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5.  Tax  Information

The tax character of all dividends paid during the years ended August 31, 2004 and 2003, were tax-exempt income.

At August 31, 2004, the Fund had unused capital loss carry forwards of $246, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $246 will expire in the year 2008.

At August 31, 2004, the Fund had no distributable earnings.

6.  Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 69% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
7. Financial Highlights

                                                 Six Months Ended                          Year Ended August 31,
Class A                                          February 28, 2005    --------------------------------------------------------------
                                                   (Unaudited)          2004          2003         2002          2001        2000
                                                   ---------          ---------     --------     --------     ---------    ---------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....           $  1.00            $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------          ---------     --------     --------     ---------    ---------


Income from investment operations:
  Net investment income.................              0.003              0.001         0.003        0.008        0.027        0.031
  Net realized and unrealized gain (loss)
   on investments.......................              --                 --            --           --           --           --
                                                   ---------          ---------     --------     --------     ---------    ---------
  Total from investment operations......              0.003              0.001         0.003        0.008        0.027        0.031
                                                   ---------          ---------    ---------     --------     ---------    ---------
Less distributions from:
  Dividends from net investment income..             (0.003)            (0.001)       (0.003)     (0.008)       (0.027)      (0.031)
  Net realized gains on investments.....               --                 --            --            --          --           --
                                                   ---------          ---------     --------     --------     ---------    ---------
  Total distributions...................             (0.003)            (0.001)       (0.003)     (0.008)       (0.027)      (0.031)
                                                   ---------          ---------     --------     --------     ---------    ---------
Net asset value, end of period..........           $  1.00            $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========          =========     ========     ========     =========    =========
Total Return............................              0.33%(a)           0.12%         0.31%        0.81%        2.78%        3.09%
Ratios/Supplemental Data
Net assets, end of period (000s)........           $ 91,671           $ 63,766      $ 58,994     $ 47,664     $ 47,703    $  59,029
Ratios to average net assets:
 Expenses(b) (Net of fees waived)......              0.98%(c)           0.95%         0.93%        0.90%        0.84%        0.85%
 Net investment income.................              0.67%(c)           0.12%         0.29%        0.79%        2.79%        3.06%
 Management and administration fees
     waived.............................             0.16%(c)           0.16%         0.17%        0.26%        0.21%        0.30%
 Shareholder servicing fees waived......             0.00%(c)           0.01%         0.02%        0.00%        0.00%        0.00%
 Expenses paid indirectly...............             0.00%(c)           0.00%         0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

7. Financial Highlights (Continued)

                                                 Six Months Ended                          Year Ended August 31,
Class B                                          February 28, 2005    --------------------------------------------------------------
                                                   (Unaudited)          2004          2003         2002          2001        2000
                                                   ---------          ---------     --------     --------     ---------    ---------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....           $  1.00            $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------          ---------     --------     --------     ---------    ---------
Income from investment operations:
  Net investment income.................              0.005              0.004         0.006        0.011        0.030        0.033
  Net realized and unrealized gain (loss)
   on investments.......................              --                 --            --           --           --           --
                                                   ---------          ---------     --------     --------     ---------    ---------
  Total from investment operations......              0.005              0.004         0.006        0.011        0.030        0.033
                                                   ---------          ---------     --------     --------     ---------    ---------
Less distributions:
  Dividends from net investment income..             (0.005)            (0.004)       (0.006)      (0.011)      (0.030)      (0.033)
  Net realized gains on investments.....              --                 --            --           --           --           --
                                                   ---------          ---------     --------     --------     ---------    ---------
  Total distributions...................             (0.005)            (0.004)       (0.006)      (0.011)      (0.030)      (0.033)
                                                   ---------          ---------     --------     --------     ---------    ---------
Net asset value, end of period..........           $  1.00            $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========          =========     ========     ========     =========    =========
Total Return............................              0.47%(a)           0.37%         0.55%        1.08%        3.07%        3.39%
Ratios/Supplemental Data
Net assets, end of period (000s)........           $ 53,141           $ 49,080      $ 57,313     $ 54,525     $ 43,157     $ 28,786
Ratios to average net assets:
  Expenses(b) (Net of fees waived)......              0.69%(c)           0.69%         0.69%        0.63%        0.57%        0.56%
  Net investment income.................              0.96%(c)           0.37%         0.57%        1.06%        2.95%        3.35%
  Management and administration fees
    waived..............................              0.16%(c)           0.16%         0.17%        0.26%        0.21%        0.30%
  Expenses paid indirectly..............              0.00%(c)           0.00%         0.00%        0.00%        0.00%        0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================




ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS


The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).




INFORMATION ABOUT PROXY VOTING


Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND


                    Semi-Annual Report
                     February 28, 2005
                         (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

FL2/05S

ITEM 2:    CODE OF ETHICS

Not Applicable.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: May 2, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: May 2, 2005

* Print the name and title of each signing officer under his or her signature.